Offerings - Offering: 1	Sep. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001
Amount Registered | shares	74,995,887
Proposed Maximum Offering Price per Unit	1.45
Maximum Aggregate Offering Price	$ 108,744,036.15
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,648.71
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum aggregate offering price is equal to the average of the high and low prices of shares of Skyline Builders Group Holding Limited’s Class A ordinary shares on the Nasdaq Capital Market on September 5, 2025, multiplied by the number of shares registered.